(Loss)/Earnings Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share	(LOSS)/EARNING PER SHARE
Basic (loss)/earning per share (“EPS”) is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Net loss from continuing operations - basic and diluted	(71,367)	(82,841)
Net income/(loss) from discontinued operations - basic and diluted	568,164	(177,040)

The components of the denominator for the calculation of basic EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Weighted average number of common shares outstanding	109,188	94,495

EPS are as follows:

	Six months ended June 30,
	2021	2020
Basic and diluted EPS from continuing operations	$(0.65)	$(0.88)
Basic and diluted EPS from discontinued operations	$5.20	$(1.87)
The effects of stock awards and convertible bonds have been excluded from the calculations of diluted EPS for the six months ended June 30, 2021, and 2020 because the effects were anti-dilutive.